Expense Example - State Street Stablecoin Reserves Money Market Fund	Mar. 02, 2026 USD ($)
Preferred
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 12
Expense Example, with Redemption, 3 Years	39
Capital
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	18
Expense Example, with Redemption, 3 Years	$ 58